Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–164.83%(a)
Alabama–2.02%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,770	$ 5,519,367
Birmingham (City of), AL Airport Authority; Series 2010, RB (INS - AGM)(b)	5.25%	07/01/2030	1,650	1,656,072
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	225	216,077
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB	5.00%	01/01/2043	1,235	1,465,933
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (c)	5.50%	01/01/2043	1,725	1,131,807
Lower Alabama Gas District (The); Series 2016 A, RB (d)	5.00%	09/01/2046	2,700	3,552,390
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	5.25%	05/01/2044	825	844,420
				14,386,066
Alaska–0.46%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (d)	5.50%	10/01/2041	3,160	3,262,921
Arizona–4.25%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,160	2,346,624
Arizona (State of) Industrial Development Authority; Series 2019 A-2, RB	3.63%	05/20/2033	1,103	1,106,975
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	4.25%	01/01/2040	1,500	1,324,515
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (e)	5.25%	07/01/2047	1,160	1,153,307
Arizona (State of) Transportation Board; Series 2011 A, Ref. RB (d)	5.25%	07/01/2032	2,500	2,637,600
City of Phoenix Civic Improvement Corp; Series 2020, RB (d)	5.00%	07/01/2049	3,015	3,527,550
City of Phoenix Civic Improvement Corp.; Series 2020 A, RB	5.00%	07/01/2044	2,000	2,618,600
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,105	1,062,303
Series 2017, Ref. RB	5.00%	11/15/2045	890	723,018
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB (e)	5.00%	07/01/2054	225	222,809
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	1,170	1,172,878
Phoenix (City of), AZ Industrial Development Authority (Career Success Schools);
Series 2009, RB	7.00%	01/01/2039	640	641,536
Series 2009, RB	7.13%	01/01/2045	610	611,495
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (e)	6.50%	07/01/2034	500	549,375
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,170	2,243,650
Phoenix Civic Improvement Corp.;
Series 2017 A, RB (f)	5.00%	07/01/2042	1,550	1,760,815
Series 2017 A, RB (f)	5.00%	07/01/2047	2,475	2,794,102
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB (e)	5.00%	06/15/2052	360	321,635
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (e)	5.25%	07/01/2048	1,190	1,118,540
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	800	1,044,368
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.25%	08/01/2032	1,060	1,185,377
				30,167,072
Arkansas–0.08%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2039	500	569,575
California–12.36%
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements); Series 1997 C, RB (INS - AGM)(b)(g)	0.00%	09/01/2020	4,000	3,996,040
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (d)	5.00%	04/01/2056	2,490	2,916,861
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (g)	0.00%	08/01/2028	$ 800	$ 727,432
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (g)	0.00%	06/01/2055	11,000	699,490
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	2,880	3,126,355
Series 2012, GO Bonds	5.00%	04/01/2042	1,900	2,038,320
Series 2012, Ref. GO Bonds	5.00%	02/01/2032	2,100	2,246,496
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	1,500	1,712,835
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (e)	5.00%	04/01/2049	835	868,801
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB (h)(i)	5.50%	08/15/2020	1,000	1,010,860
California (State of) Housing Finance Agency; Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	497	507,803
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	1,255	1,387,716
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB (f)	5.00%	12/31/2038	1,490	1,636,303
Series 2018 A, RB (f)	5.00%	12/31/2043	2,010	2,182,297
California (State of) Pollution Control Finance Authority;
Series 2012, RB (e)(f)	5.00%	07/01/2027	1,375	1,439,680
Series 2012, RB (e)(f)	5.00%	07/01/2030	1,600	1,668,320
Series 2012, RB (e)(f)	5.00%	07/01/2037	3,535	3,642,570
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	855	879,248
Series 2016 A, RB (e)	5.00%	12/01/2041	1,355	1,391,206
Series 2016 A, RB (e)	5.25%	12/01/2056	1,005	1,021,241
California State University; Series 2018 A, Ref. RB	5.00%	11/01/2048	2,070	2,574,128
City of Long Beach CA Harbor Revenue; Series 2020-XM0865, Ctfs. (d)	5.00%	05/15/2044	2,005	2,484,235
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	395	395,332
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(b)(g)	0.00%	01/15/2034	4,125	2,777,032
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	2,875	3,189,525
Series 2015 A, Ref. RB	5.00%	06/01/2040	1,000	1,147,640
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,130	1,130,915
Los Angeles Department of Water; Series 2012 B, RB (d)	5.00%	07/01/2043	3,500	3,783,150
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	2,265	3,396,911
Series 2009 B, RB	7.00%	11/01/2034	585	858,137
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds (j)	6.25%	08/01/2043	2,010	2,134,178
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2049	620	650,473
Sacramento (County of), CA; Series 2010, RB	5.00%	07/01/2040	2,300	2,306,555
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,200	2,238,192
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds (d)	5.00%	08/01/2036	4,110	4,343,695
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. RB (f)	5.00%	05/01/2025	775	801,102
Series 2011 F, Ref. RB (f)	5.00%	05/01/2026	1,550	1,601,630
Series 2019 A, Ref. RB (f)	5.00%	05/01/2036	1,170	1,395,026
Series 2019 A, Ref. RB (f)	5.00%	05/01/2039	2,360	2,787,113
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB (d)	5.00%	11/01/2036	3,360	3,589,589
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	660	716,107
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (g)	0.00%	06/01/2041	3,485	1,075,122
State of California; Series 2020-XX1123, Ctfs. (d)(k)	4.00%	03/01/2046	3,015	3,550,615
University of California; Series 2018 AZ, Ref. RB (d)	4.00%	05/15/2048	3,300	3,779,919
				87,806,195
Colorado–3.58%
Arkansas River Power Authority; Series 2006, RB (h)	5.88%	10/01/2026	1,235	1,486,075
Colorado (State of) Board of Governors; Series 2012 A, RB (d)	5.00%	03/01/2041	3,850	4,174,286
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	$ 1,170	$ 1,354,146
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,705,602
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB (h)(i)	5.00%	06/01/2027	585	759,260
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	295	266,235
Series 2007 A, RB	5.30%	07/01/2037	355	278,160
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	920	914,508
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	1,400	1,403,710
Series 2010, RB	6.00%	01/15/2034	1,100	1,102,266
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	490,755
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs. (d)(k)	5.00%	08/01/2044	1,260	1,411,452
Denver (City & County of), CO;
Series 2012 B, RB	5.00%	11/15/2037	1,850	1,983,977
Series 2018 A, Ref. RB (d)(f)	5.25%	12/01/2048	5,260	6,184,655
Series 2018 A-2, RB (g)	0.00%	08/01/2033	1,765	1,228,405
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	705	672,020
				25,415,512
Connecticut–0.46%
Connecticut (State of) (Bradley International Airport); Series 2000 A, RB (INS - ACA)(b)(f)	6.60%	07/01/2024	2,015	2,020,380
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB (f)	5.50%	04/01/2021	1,200	1,245,048
				3,265,428
District of Columbia–3.07%
District of Columbia; Series 2014 C, GO Bonds (d)	5.00%	06/01/2035	6,890	7,979,585
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	2,125	1,918,832
District of Columbia Water & Sewer Authority; Series 2013 A, RB (d)	5.00%	10/01/2044	3,000	3,470,160
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	6,550	6,725,933
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,699,723
				21,794,233
Florida–7.63%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	505	527,437
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	687,790
Broward (County of), FL;
Series 2012 A, RB (h)(i)	5.00%	10/01/2022	2,270	2,524,898
Series 2013 C, RB (h)(i)	5.25%	10/01/2023	2,450	2,854,250
Series 2015 A, RB (f)	5.00%	10/01/2045	1,395	1,539,829
Series 2017, RB (d)(f)(k)	5.00%	10/01/2047	4,015	4,547,791
Series 2019 B, RB (f)	4.00%	09/01/2044	835	881,927
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB (e)	6.00%	07/01/2045	250	198,920
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs. (d)(k)	5.00%	07/01/2049	2,385	2,819,762
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,270,077) (c)(e)	7.75%	05/15/2035	1,300	975,000
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB	6.00%	04/01/2042	1,400	1,518,776
Escambia (County of), FL Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (h)	5.95%	07/01/2020	35	35,161
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,015	3,348,580
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (f)	5.13%	06/01/2027	1,650	1,726,329
Greater Orlando Aviation Authority; Series 2019 A, RB (f)	4.00%	10/01/2039	2,500	2,739,800
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (f)	5.00%	10/01/2048	2,080	2,337,525
JEA Electric System Revenue; Series 2012 3B, RB	5.00%	10/01/2039	145	153,780
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	$ 935	$ 1,008,902
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB (f)(h)(i)	5.00%	10/01/2022	1,000	1,103,640
Series 2012 B, Ref. RB	5.00%	10/01/2032	1,150	1,270,221
Series 2012 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2035	1,950	2,149,056
Series 2016 A, Ref. RB	5.00%	10/01/2041	2,795	3,171,570
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (d)	5.00%	04/01/2053	3,865	4,342,250
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	1,250	1,253,300
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB (h)(i)	6.13%	08/01/2020	470	474,442
Series 2010, Ref. RB	6.13%	08/01/2042	170	170,984
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(f)(i)(l)	0.94%	11/01/2021	585	585,614
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (f)	5.00%	10/01/2047	1,315	1,504,399
Osceola (County of), FL;
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2044	1,000	372,520
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2052	450	118,125
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2053	445	111,717
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2054	385	92,415
Overoaks Community Development District; Series 2010 A-2, RB (j)	6.13%	05/01/2035	90	90,984
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB (d)	5.00%	10/01/2031	2,565	2,722,440
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	840	1,017,744
Reunion East Community Development District;
Series 2005, RB (c)(m)	5.80%	05/01/2036	235	2
Series 2015-2, RB	6.60%	05/01/2036	205	199,098
Sterling Hill Community Development District; Series 2003 A, RB (m)(n)	6.20%	05/01/2035	735	463,290
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,081,630
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,350	1,453,586
				54,175,484
Georgia–3.17%
Atlanta (City of), GA; Series 2015, Ref. RB (d)	5.00%	11/01/2040	8,290	9,651,964
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2039	2,860	3,013,582
Brookhaven Development Authority;
Series 2020, RB (d)(k)	4.00%	07/01/2044	1,130	1,268,301
Series 2020, RB (d)(k)	4.00%	07/01/2049	1,680	1,870,478
DeKalb (County of), GA Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC (h)(i)	6.00%	09/01/2020	1,000	1,014,450
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,150	1,237,331
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042	1,000	1,114,380
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2043	3,000	3,352,380
				22,522,866
Guam–0.52%
Guam (Territory of);
Series 2011 A, RB	5.25%	01/01/2036	625	637,300
Series 2011 A, RB	5.13%	01/01/2042	780	791,622
Guam (Territory of) Power Authority; Series 2010 A, RB (h)(i)	5.50%	10/01/2020	835	849,529
Guam (Territory of) Waterworks Authority; Series 2010, RB (h)(i)	5.63%	07/01/2020	1,400	1,406,076
				3,684,527
Hawaii–1.33%
Hawaii (State of);
Series 2010 A, RB	5.00%	07/01/2039	2,050	2,055,535
Series 2015 A, RB (f)	5.00%	07/01/2045	1,695	1,889,789
Series 2018 A, RB (f)	5.00%	07/01/2043	1,550	1,798,481
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–(continued)
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, RB (h)(i)	5.75%	07/01/2020	$ 1,000	$ 1,004,470
Series 2013 A, Ref. RB	5.50%	07/01/2043	2,500	2,700,775
				9,449,050
Idaho–0.24%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	865	708,426
Regents of the University of Idaho; Series 2011, Ref. RB (i)	5.25%	04/01/2021	965	999,190
				1,707,616
Illinois–19.34%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	565	565,119
Bolingbrook (Village of), IL; Series 2005, RB (j)	6.25%	01/01/2024	1,100	1,021,939
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,050	1,077,373
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	1,190	1,215,383
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	340	346,287
Series 2011 A, RB (h)(i)	5.25%	01/01/2022	1,905	2,054,523
Series 2011, COP	7.13%	05/01/2021	347	346,930
Series 2012 A, GO Bonds	5.00%	01/01/2033	1,675	1,675,502
Series 2012 A, GO Bonds (INS - BAM)(b)	5.00%	01/01/2033	1,290	1,354,771
Series 2012, RB	5.00%	01/01/2042	3,350	3,483,229
Series 2014, RB	5.00%	11/01/2044	875	924,297
Series 2014, Ref. RB (INS - AGM)(b)	5.00%	01/01/2032	1,175	1,297,541
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,395	3,516,032
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,025	2,172,440
Series 2017-2, Ref. RB (INS - AGM)(b)	5.00%	11/01/2038	1,000	1,146,190
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP (m)	7.46%	02/15/2026	551	385,646
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (f)	5.50%	01/01/2031	2,650	2,857,839
Series 2014 A, Ref. RB (f)	5.00%	01/01/2041	1,250	1,329,537
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB (f)	5.00%	01/01/2030	4,500	4,705,425
Series 2013, RB	5.75%	01/01/2038	2,450	2,589,846
Series 2015 C, RB (f)	5.00%	01/01/2046	850	921,000
Series 2015 D, RB	5.00%	01/01/2046	595	651,900
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,685	1,885,987
Series 2017 D, RB	5.25%	01/01/2042	1,355	1,547,166
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	1,705	1,690,797
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	744,818
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2035	650	739,752
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,005	1,027,231
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,755	2,006,527
Chicago (City of), IL Transit Authority;
Series 2011, RB (d)(k)	5.25%	12/01/2036	3,795	3,954,466
Series 2014, RB	5.00%	12/01/2044	3,735	4,013,743
Chicago Park District;
Series 2020 D, GO Bonds (INS - BAM)(b)	4.00%	01/01/2036	1,000	1,079,140
Series 2020 D, GO Bonds (INS - BAM)(b)	4.00%	01/01/2037	1,000	1,074,620
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	552	491,819
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2013, GO Bonds (INS - BAM)(b)	5.50%	07/01/2038	$ 2,450	$ 2,587,175
Series 2014, GO Bonds	5.25%	02/01/2033	1,250	1,270,712
Series 2014, GO Bonds	5.00%	05/01/2035	450	452,363
Series 2014, GO Bonds	5.00%	05/01/2036	1,210	1,214,211
Series 2016, GO Bonds	5.00%	11/01/2036	1,120	1,126,048
Series 2017 C, GO Bonds	5.00%	11/01/2029	265	268,262
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,675	1,710,192
Series 2017 D, GO Bonds	5.00%	11/01/2024	70	71,385
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,115	1,136,386
Series 2018 A, GO Bonds	6.00%	05/01/2027	770	817,278
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,225	1,240,925
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	2,080	2,106,312
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	585	594,734
Series 2020, GO Bonds	5.50%	05/01/2039	1,385	1,455,136
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012, RB (h)(i)	5.00%	03/01/2022	1,000	1,083,305
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,430	1,589,717
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB (f)	8.00%	06/01/2032	360	359,953
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,082,200
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	605	569,608
Series 2019 A, Ref. RB	5.00%	11/01/2040	60	54,364
Series 2019 A, Ref. RB	5.00%	11/01/2049	550	478,495
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,375	2,648,600
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 B, RB (c)	5.63%	05/15/2020	986	640,976
Series 2016, RB (c)	2.00%	05/15/2055	230	2,303
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,000,290
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,490	2,740,021
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (d)	5.50%	08/15/2041	2,370	2,456,434
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (d)	5.25%	10/01/2052	3,630	3,988,317
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(b)(g)	0.00%	12/15/2029	2,750	2,014,980
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010, RB (h)(i)	5.50%	06/15/2020	550	550,985
Series 2010, RB	5.50%	06/15/2050	1,715	1,717,881
Series 2015 A, RB	5.50%	06/15/2053	2,200	2,225,872
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(b)	5.25%	06/15/2031	1,205	1,315,860
Series 2014, Ref. RB (INS - AGM)(b)	5.25%	06/15/2032	1,100	1,190,277
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (d)	5.00%	01/01/2038	3,875	4,182,288
Series 2015 A, RB (d)	5.00%	01/01/2040	11,210	12,942,730
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	3,155	4,522,756
Peoria (County of), IL; Series 2011, GO Bonds (d)	5.00%	12/15/2041	3,075	3,147,970
Railsplitter Tobacco Settlement Authority; Series 2010, RB (h)(i)	5.50%	06/01/2021	3,800	4,000,526
Regional Transportation Authority;
Series 2002 A, RB (INS - NATL)(b)	6.00%	07/01/2029	1,155	1,558,834
Series 2018 B, RB	5.00%	06/01/2040	2,315	2,765,476
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (d)	5.00%	01/01/2048	4,195	4,582,744
				137,359,696
Indiana–2.97%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	2,320	2,470,730
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB (f)	5.00%	07/01/2035	500	526,790
Series 2013 A, RB (f)	5.00%	07/01/2048	575	598,937
Series 2013, RB (f)	5.00%	07/01/2040	3,850	4,033,222
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, RB	5.00%	06/01/2032	$ 610	$ 622,273
Series 2012 A, RB	5.00%	06/01/2039	2,670	2,684,365
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB (h)(i)	5.25%	07/01/2023	1,250	1,438,750
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,235	1,453,138
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/2027	2,000	2,091,680
Series 2013 F, RB (d)	5.00%	02/01/2030	3,240	3,599,834
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (f)	6.75%	01/01/2034	1,500	1,594,380
				21,114,099
Iowa–1.50%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,295	1,309,401
Series 2013, RB (e)	5.88%	12/01/2027	1,090	1,126,253
Series 2013, Ref. RB (i)	5.25%	12/01/2037	1,265	1,272,008
Series 2019, Ref. RB	3.13%	12/01/2022	485	480,344
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	895	863,442
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB (j)	5.60%	06/01/2034	280	283,696
Series 2005 C, RB	5.50%	06/01/2042	1,965	1,990,938
Series 2005 C, RB	5.63%	06/01/2046	1,370	1,388,084
Series 2005 E, RB (g)	0.00%	06/01/2046	12,665	1,929,640
				10,643,806
Kansas–0.41%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	1,575	1,794,209
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,000	1,132,900
				2,927,109
Kentucky–2.75%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(i)(l)	1.54%	02/01/2025	710	692,520
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	12/01/2047	1,115	1,165,409
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,985	2,053,284
Series 2015 A, RB	5.00%	01/01/2045	335	343,063
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,265	1,347,807
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,015	1,053,367
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, RB (h)(i)	6.38%	06/01/2020	1,225	1,225,000
Series 2010 A, RB (h)(i)	6.50%	06/01/2020	3,100	3,100,000
Kentucky (State of) Public Energy Authority; Series 2019 C, RB (i)	4.00%	02/01/2028	1,495	1,662,590
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,034,380
Kentucky Bond Development Corp; Series 2020, RB (INS - BAM)(b)(d)(k)	5.00%	09/01/2044	3,840	4,767,245
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,100,510
				19,545,175
Louisiana–1.31%
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(b)	4.00%	12/01/2039	1,000	1,161,210
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB (e)	3.90%	11/01/2044	955	790,902
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,140	1,225,477
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	06/01/2044	$ 755	$ 853,580
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2043	445	527,797
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	685	685,966
Series 2013 A, Ref. RB	5.25%	05/15/2031	860	881,380
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,635	1,711,862
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,375	1,438,566
				9,276,740
Maryland–0.80%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	385	386,582
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	770	869,731
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,580	1,709,434
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (h)(i)	5.75%	06/01/2020	1,080	1,080,000
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (h)(i)	5.38%	06/01/2020	765	765,000
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	905	889,108
				5,699,855
Massachusetts–5.21%
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (d)	5.50%	07/01/2032	2,500	3,698,575
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2016 B, RB	4.00%	06/01/2046	2,530	2,808,730
Massachusetts (Commonwealth of) Water Resources Authority; Series 2011 C, Ref. RB (d)	5.00%	08/01/2030	3,500	3,697,330
Massachusetts (State of);
Series 2004 A, Ref. GO Bonds (INS - AMBAC)(b)	5.50%	08/01/2030	1,500	2,108,925
Series 2005, Ref. RB (INS - NATL)(b)	5.50%	01/01/2023	1,000	1,113,020
Massachusetts (State of) (Consolidated Loan of 2019); Series 2019, GO Bonds	5.00%	05/01/2047	1,000	1,271,370
Massachusetts (State of) Department of Transportation; Series 1997 C, RB (INS - NATL)(b)(g)	0.00%	01/01/2022	1,550	1,527,695
Massachusetts (State of) Development Finance Agency (Boston College); Series 2008, RB	5.50%	06/01/2026	400	508,024
Massachusetts (State of) Development Finance Agency (Broad Institute); Series 2011 A, RB (h)(i)	5.25%	04/01/2021	500	520,515
Massachusetts (State of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	2,480	2,787,322
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,255	3,442,944
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (h)(i)	5.25%	07/01/2021	300	316,344
Massachusetts (State of) Development Finance Agency (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/2035	500	501,560
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	500	508,245
Massachusetts (State of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB (h)(i)	5.00%	07/01/2021	500	525,890
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB (h)(i)	5.00%	07/01/2021	3,425	3,602,346
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/2040	500	501,700
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB (h)(i)	6.75%	01/01/2021	500	518,930
Series 2011 I, RB (h)(i)	7.25%	01/01/2021	825	858,429
Massachusetts (State of) Development Finance Agency (Umass Memorial);
Series 2011 H, RB (h)(i)	5.50%	07/01/2021	475	502,426
Series 2011 H, RB	5.50%	07/01/2031	25	25,850
Massachusetts (State of) Educational Financing Authority; Series 2011 J, RB (f)	5.63%	07/01/2028	115	119,618
Massachusetts (State of) Port Authority; Series 2019 A, Ref. RB (f)	5.00%	07/01/2036	995	1,196,796
Massachusetts (State of) Port Authority (Bosfuel); Series 2019 A, Ref. RB (f)	4.00%	07/01/2044	1,000	1,054,050
Massachusetts (State of) Port Authority (Conrac); Series 2011 A, RB	5.13%	07/01/2041	250	258,813
Massachusetts (State of) Water Resources Authority;
Series 2007 B, Ref. RB (INS - AGM)(b)	5.25%	08/01/2031	500	719,040
Series 2011 B, RB (h)(i)	5.00%	08/01/2021	200	211,154
Series 2011 C, Ref. RB (d)	5.00%	08/01/2031	2,000	2,112,760
				37,018,401
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–4.50%
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(b)(d)(k)	5.00%	07/01/2043	$ 2,110	$ 2,391,748
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (d)	5.00%	04/15/2041	2,865	3,447,025
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,865	2,077,330
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	1,675	1,905,848
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	937,125
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044	1,245	1,301,809
Series 2014 C-3, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	2,500	2,844,425
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	625	700,563
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	625	709,513
Series 2015, Ref. RB	5.00%	07/01/2035	1,270	1,501,508
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB	5.00%	06/01/2039	2,275	2,501,476
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB (d)	5.00%	12/01/2046	3,890	4,464,359
Michigan (State of) Hospital Finance Authority (Ascension Health); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,247,670
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB (f)	5.00%	06/30/2033	600	658,260
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	3,305	3,305,066
Saginaw (City of), MI Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB (h)(i)	5.00%	07/01/2020	2,000	2,007,760
				32,001,485
Minnesota–0.31%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	305	287,206
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	474,785
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,245	1,449,977
				2,211,968
Mississippi–0.23%
West Rankin Utility Authority; Series 2018, RB (INS - AGM)(b)	5.00%	01/01/2048	1,355	1,623,182
Missouri–1.20%
Kansas (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,612,036
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	750	798,037
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(b)(f)	5.00%	03/01/2049	1,005	1,166,554
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	510	453,217
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2014, RB	5.00%	02/01/2035	1,000	1,003,250
Series 2019, Ref. RB	5.00%	02/01/2048	330	315,229
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,219,133
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,095	1,952,288
				8,519,744
Nebraska–1.78%
Central Plains Energy Project (No. 3);
Series 2012, RB (o)	5.00%	09/01/2032	3,500	3,762,360
Series 2012, RB (o)	5.25%	09/01/2037	2,485	2,684,943
Series 2017 A, Ref. RB	5.00%	09/01/2034	205	260,215
Series 2017 A, Ref. RB	5.00%	09/01/2042	2,160	2,824,913
Central Plains Energy Project (No. 4); Series 2018, RB (i)	5.00%	01/01/2024	1,805	2,005,571
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,080,510
				12,618,512
New Hampshire–0.35%
National Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	1	1,231
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Health and Education Facilities Authority Act; Series 2020 A, RB	5.00%	08/01/2059	$ 1,800	$ 2,477,106
				2,478,337
New Jersey–11.24%
Colts Neck (Township of), NJ Board of Education; Series 2002, GO Bonds (h)	5.00%	02/01/2021	485	486,731
East Orange (City of), NJ Board of Education;
Series 1998, COP (INS - AGM)(b)(g)	0.00%	02/01/2025	1,845	1,757,842
Series 1998, COP (INS - AGM)(b)(g)	0.00%	02/01/2028	2,850	2,547,986
Essex (County of), NJ Improvement Authority; Series 2004, Ref. RB (INS - NATL)(b)	5.50%	10/01/2028	1,000	1,385,760
Essex (County of), NJ Improvement Authority (Newark); Series 2010 A, RB (h)(i)	6.25%	11/01/2020	1,000	1,024,590
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(b)(g)	0.00%	11/01/2025	2,000	1,792,380
Series 2005 A, RB (INS - AGM)(b)	5.75%	11/01/2028	1,920	2,373,734
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS - NATL)(b)	5.90%	03/15/2021	8,635	8,924,445
Series 2005 N-1, Ref. RB (INS - NATL)(b)(d)(k)	5.50%	09/01/2022	3,775	3,942,157
Series 2005 N-1, Ref. RB (INS - AMBAC)(b)	5.50%	09/01/2026	1,500	1,652,685
Series 2012, Ref. RB	5.00%	06/15/2029	1,000	1,054,140
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2010 B, Ref. RB (f)	5.60%	11/01/2034	1,000	1,003,480
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB (f)	5.13%	09/15/2023	875	872,918
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill);
Series 2002, Ref. RB	5.75%	10/01/2021	570	571,858
Series 2002, Ref. RB	5.75%	04/01/2031	1,000	988,810
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB (f)	5.00%	10/01/2037	955	1,015,728
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (h)(i)	5.88%	06/01/2020	2,650	2,650,000
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (f)	5.13%	01/01/2034	1,250	1,353,463
Series 2013, RB (f)	5.38%	01/01/2043	1,000	1,084,640
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/2031	500	500,680
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB (h)(i)	6.00%	07/01/2021	750	796,335
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB (h)(i)	5.63%	07/01/2021	1,000	1,057,960
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/2025	500	501,140
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB (h)	5.25%	07/01/2023	1,000	1,152,670
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2010 1-A, Ref. RB (d)	5.00%	12/01/2025	1,905	1,905,000
Series 2010 1-A, Ref. RB (d)	5.00%	12/01/2026	1,185	1,185,000
Series 2018 B, Ref. RB (f)	5.00%	12/01/2024	1,110	1,264,090
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 A, RB (g)	0.00%	12/15/2039	6,000	2,300,220
Series 2010 A, RB (g)	0.00%	12/15/2030	1,600	1,013,936
Series 2010 A, RB (g)	0.00%	12/15/2031	3,000	1,800,660
Series 2011 A, RB (h)(i)	5.50%	06/15/2021	800	843,864
Series 2011 B, RB	5.50%	06/15/2031	1,060	1,076,769
Series 2014, RB	5.00%	06/15/2030	925	1,003,486
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,240	1,321,245
Series 2018 A, Ref. RN (d)(k)	5.00%	06/15/2029	1,590	1,720,205
Series 2018 A, Ref. RN (d)(k)	5.00%	06/15/2030	550	591,976
Series 2018 A, Ref. RN (d)(k)	5.00%	06/15/2031	1,005	1,076,657
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,015	1,103,569
New Jersey (State of) Turnpike Authority;
Series 2005 A, Ref. RB (INS - AGM)(b)	5.25%	01/01/2027	705	891,980
Series 2013 A, RB (h)(i)	5.00%	07/01/2022	1,900	2,090,513
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey Economic Development Authority; Series 2004 A, RB (INS - BHAC)(b)(d)	5.25%	07/01/2026	$ 7,000	$ 7,808,850
New Jersey Institute of Technology; Series 2012 A, RB (h)(i)	5.00%	07/01/2022	500	549,415
Rahway Valley Sewerage Authority; Series 2005 A, RB (INS - NATL)(b)(g)	0.00%	09/01/2032	5,000	3,925,950
Salem (County of), NJ Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS - AGM)(b)	5.25%	08/15/2032	1,300	1,303,991
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (f)	5.00%	12/01/2023	815	845,652
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,515	2,763,281
Series 2018 A, Ref. RB	5.25%	06/01/2046	835	933,079
				79,811,520
New Mexico–0.50%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (i)	5.20%	06/01/2020	1,000	1,000,000
Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,100	2,102,142
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	442,285
				3,544,427
New York–18.56%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (e)(f)	5.25%	12/31/2033	400	376,632
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,710	2,710,136
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(b)(d)	4.00%	02/15/2047	3,320	3,626,801
Metropolitan Transportation Authority;
Series 2010 D, RB (h)(i)	5.25%	11/15/2020	2,500	2,558,150
Series 2013 B, RB	5.00%	11/15/2038	1,850	1,890,663
Series 2016 A1, RB	5.00%	11/15/2041	1,980	2,062,625
Series 2016 B, Ref. RB	5.00%	11/15/2037	145	152,128
Series 2017 C1, RB	5.00%	11/15/2023	600	626,850
Series 2020 A-1, RB (INS - BAM)(b)	4.00%	11/15/2053	395	418,546
Series 2020 A-2, RB	4.00%	02/01/2022	1,170	1,173,873
Series 2020 C-1, RB	5.25%	11/15/2055	1,335	1,470,876
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, RB (INS - NATL)(b)	5.38%	03/01/2028	2,000	2,347,460
Two Hundred Seventh Series 2018, Ref. RB (d)(f)	5.00%	09/15/2028	3,300	4,021,743
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 2010 8, RB	6.00%	12/01/2036	2,050	2,061,644
Series 2010, RB	5.50%	12/01/2031	670	673,846
Series 2010, RB	6.00%	12/01/2042	710	714,849
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB (d)	5.00%	06/15/2045	6,915	7,438,327
Series 2013 DD, RB	5.00%	06/15/2035	3,200	3,563,712
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	5,000	5,521,250
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,240	1,546,913
Subseries 2011 D-1, RB (d)	5.00%	11/01/2033	4,845	5,103,432
Subseries 2013, RB (d)	5.00%	11/01/2038	5,010	5,613,505
New York (City of), NY Water & Sewer System; Series 2019 EE-2, Ref. RB (d)	4.00%	06/15/2040	2,805	3,291,527
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	3,170	3,402,329
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(b)	5.00%	10/01/2023	180	180,623
Series 2018 E, RB (d)	5.00%	03/15/2045	5,715	6,958,413
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB (d)	5.00%	03/15/2030	2,220	2,297,545
Series 2013 A, RB (h)(i)	5.00%	02/15/2023	1,750	1,976,310
Series 2014 C, RB (d)	5.00%	03/15/2040	5,510	6,212,194
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,240	1,550,905
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(b)	5.75%	07/01/2027	1,000	1,218,220
New York (State of) Metropolitan Transportation Authority; Subseries 2015 A-2, RB (SIFMA Municipal Swap Index + 0.58%)(i)(l)	0.72%	11/15/2039	580	580,000
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB (d)	5.00%	12/15/2031	1,905	2,183,816
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York City Transitional Finance Authority; Series 2020 C-1, RB	4.00%	05/01/2037	$ 2,505	$ 2,958,505
New York City Transitional Finance Authority Future Tax Secured Revenue; Series 2020-XF2864, Ctfs. (d)	4.00%	11/01/2045	3,345	3,808,015
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (e)	5.00%	11/15/2044	6,570	6,514,878
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	1,870	1,992,803
New York Power Authority; Series 2020-XF0956, Ctfs. (d)	4.00%	11/15/2050	3,675	4,288,358
New York State Thruway Authority;
Series 2020-XM0830, Ctfs. (d)	4.00%	01/01/2050	5,400	5,786,748
Series 2020-XX1127, Ctfs. (INS - AGM)(b)(d)(k)	4.00%	01/01/2050	2,625	2,846,970
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB (f)	5.00%	08/01/2026	1,585	1,530,349
Series 2016, Ref. RB (f)	5.00%	08/01/2031	770	742,496
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (f)	5.00%	01/01/2031	240	241,502
Series 2018, RB (f)	5.00%	01/01/2033	2,100	2,113,146
Series 2018, RB (f)	5.00%	01/01/2034	2,030	2,042,708
Series 2018, RB (f)	4.00%	01/01/2036	1,510	1,477,686
Series 2018, RB (f)	5.00%	01/01/2036	640	644,006
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (f)	5.00%	07/01/2046	3,235	3,379,184
Series 2016 A, RB (f)	5.25%	01/01/2050	1,775	1,867,353
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,735	1,749,262
Triborough Bridge and Tunnel Authority; Series 1992 Y, RB (h)	6.13%	01/01/2021	315	325,918
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,125	2,003,025
				131,838,755
North Carolina–2.99%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2019, RB	4.00%	07/01/2044	645	707,443
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (f)	5.00%	06/30/2054	3,120	3,184,334
North Carolina (State of) Turnpike Authority; Series 2011, RB (d)	5.00%	07/01/2036	2,870	2,995,189
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB (d)	5.00%	10/01/2055	9,585	11,925,273
University of North Carolina at Chapel Hill (University of North Carolina Hospital); Series 2019, RB	5.00%	02/01/2049	1,645	2,429,073
				21,241,312
North Dakota–0.74%
McLean (County of), ND (Great River Energy); Series 2010 B, RB	5.15%	07/01/2040	1,000	1,003,600
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,165	2,262,360
Series 2017 C, RB	5.00%	06/01/2048	1,930	2,009,651
				5,275,611
Ohio–10.80%
Akron (City of), OH (Community Learning Centers); Series 2012, Ref. RB	5.00%	12/01/2033	1,270	1,383,094
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,190	1,246,275
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,645	2,868,556
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,075	1,203,946
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,470	2,634,477
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	535	621,948
Bowling Green (City of), OH (CFP I LLC - Bowling Green State University); Series 2010, RB (h)(i)	5.75%	06/01/2020	1,000	1,000,000
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	470	524,976
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,165	3,349,583
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	10,600	10,713,102
Series 2020 B-3, Ref. RB (g)	0.00%	06/01/2057	3,595	465,049
Butler (County of), OH (Kettering Health Network Obligated Group); Series 2011, RB	6.38%	04/01/2036	375	386,899
Cincinnati (City of), OH; Series 2011 A, Ref. RB (d)	5.00%	12/01/2036	5,000	5,362,550
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,100	1,128,072
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB (e)	5.00%	06/01/2028	$ 835	$ 837,129
Cuyahoga (County of), OH (Medical Mart/Convention Center); Series 2010 F, RB	5.00%	12/01/2027	500	510,525
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,690	1,808,655
Franklin (County of), OH (Ohio Presbyterian Retirement Services); Series 2010 A, RB	5.63%	07/01/2026	1,000	1,003,170
Franklin (County of), OH (OhioHealth Corp.);
Series 2011 A, RB (d)	5.00%	11/15/2036	930	972,231
Series 2011 A, RB	5.00%	11/15/2036	750	784,058
Series 2011 A, RB (d)	5.00%	11/15/2041	1,500	1,565,085
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	1,530	1,679,099
Hamilton (County of), OH;
Series 2000 B, RB (INS - AMBAC)(b)(g)	0.00%	12/01/2023	2,000	1,921,960
Series 2011 A, Ref. RB	5.00%	12/01/2032	1,000	1,054,130
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	1,490	1,382,511
Hamilton (County of), OH (Stratford Heights-University of Cincinnati); Series 2010, Ref. RB (INS - AGM)(b)	5.00%	06/01/2030	1,000	1,003,420
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	2,470	2,799,844
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (h)(i)	6.25%	06/01/2021	1,300	1,376,011
Lucas (County of), OH (Lutheran Homes); Series 2010 A, Ref. RB (h)(i)	7.00%	11/01/2020	1,000	1,027,950
Lucas (County of), OH (ProMedica Healthcare System);
Series 2011 A, RB (h)(i)	5.75%	11/15/2021	1,000	1,079,710
Series 2011 A, RB (h)(i)	6.00%	11/15/2021	1,000	1,083,020
Series 2018 A, Ref. RB	5.25%	11/15/2048	1,675	1,724,446
Miami University; Series 2011, Ref. RB (d)	5.00%	09/01/2031	5,050	5,340,779
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (e)	6.00%	04/01/2038	1,410	836,384
Norwood (City of), OH (Cornerstone at Norwood); Series 2006, RB	6.20%	12/01/2031	1,340	1,304,624
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(b)(f)	5.00%	12/31/2039	805	916,782
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB (f)(i)	2.60%	10/01/2029	1,000	1,010,550
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (e)(f)	4.25%	01/15/2038	585	589,276
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, RB	5.75%	11/15/2035	1,330	1,334,482
Series 2010, RB	5.75%	11/15/2040	220	220,706
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/2030	750	761,063
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(f)	5.85%	09/20/2028	495	495,663
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, RB (CEP - GNMA)(f)	5.25%	09/01/2030	25	25,061
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS - NATL)(b)(g)	0.00%	02/15/2030	1,000	854,830
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,670	2,165,706
Ohio State University (The);
Series 2010 D, RB (h)	5.00%	12/01/2030	45	63,496
Series 2010 D, RB	5.00%	12/01/2030	955	1,333,256
Summit (County of), OH Port Authority (University of Akron Student Housing); Series 2011, RB (h)(i)	5.00%	01/01/2021	500	513,824
Toledo (City of), OH; Series 2010, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2028	1,000	1,022,830
University of Cincinnati;
Series 2010 F, RB (h)(i)	5.00%	12/01/2020	725	742,175
Series 2010 F, RB	5.00%	06/01/2034	20	20,427
Series 2010, RB (h)(i)	5.00%	12/01/2020	5	5,117
University of Toledo; Series 2011 B, RB (h)(i)	5.00%	06/01/2021	650	679,731
				76,738,243
Oklahoma–1.57%
Edmond Public Works Authority;
Series 2017, RB (d)	5.00%	07/01/2042	2,735	3,327,784
Series 2017, RB (d)	5.00%	07/01/2047	2,670	3,216,416
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	2,180	2,380,255
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (c)	5.00%	08/01/2052	1,945	778,000
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	$ 1,260	$ 1,430,125
				11,132,580
Oregon–0.59%
University of Oregon; Series 2020, RB (d)(k)	5.00%	04/01/2050	3,350	4,211,185
Pennsylvania–3.29%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,600	1,792,752
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network); Series 2018 A, Ref. RB	4.00%	04/01/2044	835	864,041
Franklin (County of), PA Industrial Development Authority (Chambersburg Hospital); Series 2010, RB (h)(i)	5.38%	07/01/2020	1,900	1,907,790
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2024	500	499,005
Pennsylvania (State of) Turnpike Commission;
Series 2014 A, RB (j)	4.75%	12/01/2037	990	1,077,377
Series 2018 A-2, RB	5.00%	12/01/2048	1,195	1,416,302
Series 2018 B, RB	5.25%	12/01/2048	1,170	1,398,033
Subseries 2010 B-2, RB (h)(i)(j)	5.75%	12/01/2020	2,250	2,311,695
Subseries 2010 B-2, RB (h)(i)(j)	6.00%	12/01/2020	1,400	1,439,970
Subseries 2014 A-2, RB (j)	5.13%	12/01/2039	2,000	2,048,960
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,100	1,309,990
Series 2017 B, Ref. RB (f)	5.00%	07/01/2047	4,940	5,533,343
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	720	810,094
Series 2017 A, Ref. RB	5.00%	09/01/2047	845	930,134
				23,339,486
Puerto Rico–4.03%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,450	3,467,940
Series 2002, RB	5.63%	05/15/2043	1,490	1,496,258
Series 2005 A, RB (g)	0.00%	05/15/2050	5,915	870,688
Series 2005 B, RB (g)	0.00%	05/15/2055	2,540	203,403
Series 2008 A, RB (g)	0.00%	05/15/2057	14,970	819,607
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(b)	6.00%	07/01/2027	400	404,004
Series 2004 A, GO Bonds (INS - NATL)(b)	5.25%	07/01/2021	490	492,156
Series 2012 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	07/01/2035	460	464,214
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.00%	07/01/2044	1,505	1,527,575
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2032	1,840	1,821,802
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2033	735	725,805
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2035	645	635,235
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 CC, Ref. RB (INS - AGM)(b)	5.25%	07/01/2033	1,230	1,309,077
Series 2007 N, Ref. RB (INS - NATL)(b)	5.25%	07/01/2032	770	762,385
Series 2007 N, Ref. RB (INS - AGC)(b)	5.25%	07/01/2034	1,205	1,284,855
Series 2007 N, Ref. RB (INS - AGC)(b)	5.25%	07/01/2036	1,000	1,066,160
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2024	2,020	2,040,220
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (g)	0.00%	07/01/2027	$ 450	$ 355,433
Series 2018 A-1, RB (g)	0.00%	07/01/2029	1,495	1,083,262
Series 2018 A-1, RB (g)	0.00%	07/01/2031	338	222,482
Series 2018 A-1, RB (g)	0.00%	07/01/2033	2,120	1,272,933
Series 2018 A-1, RB (g)	0.00%	07/01/2051	4,200	796,740
Series 2018 A-1, RB	4.75%	07/01/2053	1,360	1,326,707
Series 2018 A-1, RB	5.00%	07/01/2058	3,130	3,140,204
Series 2019 A-2, RB	4.33%	07/01/2040	1,095	1,053,937
				28,643,082
South Carolina–1.42%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (h)(i)	5.25%	08/01/2023	1,600	1,848,096
South Carolina (State of) Ports Authority; Series 2015, RB (f)(h)(i)	5.25%	07/01/2025	3,215	3,976,505
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,190	1,274,300
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (d)	5.00%	01/01/2033	3,000	3,005,760
				10,104,661
South Dakota–0.47%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,620	1,763,921
Series 2015, Ref. RB	5.00%	11/01/2045	1,440	1,593,360
				3,357,281
Tennessee–0.78%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,735	1,949,151
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2037	1,000	1,092,040
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	1,450	1,621,201
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB (f)	5.00%	07/01/2049	655	770,673
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2024	120	131,879
				5,564,944
Texas–14.67%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,710	1,864,362
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,675	1,801,580
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2035	2,390	2,423,842
Series 2013 A, RB (f)	5.00%	11/01/2030	1,825	1,952,093
Houston (City of), TX;
Series 2011 D, RB (d)	5.00%	11/15/2031	1,865	1,993,387
Series 2011 D, RB (d)	5.00%	11/15/2033	900	961,956
Series 2011 D, RB (d)	5.00%	11/15/2036	995	1,063,496
Series 2018, RB (f)	5.00%	07/15/2028	495	494,970
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (f)	5.00%	07/15/2020	850	847,833
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (f)	4.75%	07/01/2024	1,730	1,720,433
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (e)	5.50%	08/15/2045	1,330	1,356,839
Lower Colorado River Authority;
Series 2012 A, Ref. RB (h)(i)	5.00%	05/15/2022	5	5,455
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,335	2,534,572
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2011 A, Ref. RB	5.00%	05/15/2041	1,400	1,451,870
Series 2019, Ref. RB	5.00%	05/15/2038	1,250	1,522,700
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (e)(f)	4.63%	10/01/2031	3,085	3,114,338
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2031	$ 560	$ 508,805
Series 2018, Ref. RB	5.00%	10/01/2032	1,015	906,953
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB	5.00%	07/01/2052	1,500	954,315
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	650	555,906
Series 2016, Ref. RB	5.00%	07/01/2046	350	275,303
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS - AGM)(b)	5.00%	04/01/2046	2,010	2,162,137
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	495	441,550
Series 2017, Ref. RB	5.00%	01/01/2047	620	543,306
North Texas Tollway Authority;
Series 2008 I, Ref. RB (INS - AGC)(b)(j)	6.20%	01/01/2042	1,000	1,192,490
Series 2011 A, RB (d)	5.50%	09/01/2036	2,895	3,084,130
Series 2015 B, Ref. RB (d)(k)	5.00%	01/01/2040	9,860	10,621,192
San Antonio (City of), TX; Series 2013, RB	5.00%	02/01/2038	2,795	3,083,137
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB (d)	5.00%	02/15/2047	3,455	4,007,765
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,295	2,179,171
Series 2016, Ref. RB	5.00%	05/15/2045	1,660	1,498,084
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (c)	5.63%	11/15/2027	1,000	700,000
Series 2007, RB (c)	5.75%	12/31/2049	550	385,000
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	305	295,466
Series 2017A, RB	6.38%	02/15/2048	1,940	1,684,560
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,225	4,952,756
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,695	2,035,695
Series 2019, RB (g)	0.00%	08/01/2043	3,000	1,032,870
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB (h)(i)	5.00%	08/15/2022	4,130	4,568,400
Series 2015 B, Ref. RB (g)	0.00%	08/15/2036	3,475	1,800,537
Series 2015 B, Ref. RB (g)	0.00%	08/15/2037	1,175	580,908
Series 2015 C, Ref. RB	5.00%	08/15/2042	5,335	5,610,873
Texas (State of) Water Development Board; Series 2017 A, RB	4.00%	10/15/2035	280	331,694
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,985	5,730,457
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2027	1,500	1,591,215
Series 2012, RB	5.00%	12/15/2028	1,475	1,561,479
Series 2012, RB	5.00%	12/15/2030	1,500	1,582,995
Series 2012, RB	5.00%	12/15/2031	4,475	4,711,638
Series 2012, RB	5.00%	12/15/2032	1,000	1,049,230
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (f)	5.00%	12/31/2055	1,140	1,151,560
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, RB	7.00%	06/30/2040	870	874,367
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (f)	7.00%	12/31/2038	1,475	1,674,774
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB (f)	5.00%	06/30/2058	2,385	2,626,028
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	545	546,531
				104,203,003
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–1.42%
Salt Lake (City of), UT;
Series 2017 A, RB (d)(f)	5.00%	07/01/2047	$ 2,705	$ 3,033,576
Series 2018 A, RB (f)	5.00%	07/01/2048	1,305	1,481,605
Series 2018 A, RB (f)	5.25%	07/01/2048	1,735	2,000,594
Utah (County of), UT; Series 2016 B, RB (d)	4.00%	05/15/2047	3,300	3,546,279
				10,062,054
Virgin Islands–0.49%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029	725	634,556
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	1,500	1,417,005
Series 2010 A, RB	5.00%	10/01/2025	425	401,485
Series 2010 A, RB	5.00%	10/01/2029	1,095	1,022,544
				3,475,590
Virginia–2.30%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,255	1,926,011
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	5.00%	09/01/2050	325	273,146
Virginia (State of) Commonwealth Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,320	1,505,249
Virginia (State of) Small Business Financing Authority (95 Express Lanes LLC); Series 2019, RB (f)	5.00%	01/01/2044	1,985	2,022,973
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, RB (f)	5.00%	01/01/2040	370	377,363
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (f)	6.00%	01/01/2037	795	831,149
Series 2012, RB (f)	5.50%	01/01/2042	2,950	3,040,830
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB (f)	5.00%	07/01/2034	3,320	3,389,155
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (f)	5.00%	12/31/2052	1,900	1,988,616
Virginia (State of) Small Business Financing Authority (Transform 66); Series 2017, RB (f)	5.00%	12/31/2049	910	955,282
				16,309,774
Washington–4.31%
Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB (INS - NATL)(b)(g)	0.00%	02/01/2024	5,000	4,741,600
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB (f)	5.50%	07/01/2026	1,525	1,603,949
Energy Northwest (Columbia Generating Station); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,535	1,852,684
Kalispel Tribe of Indians; Series 2018 A, RB (e)	5.25%	01/01/2038	1,320	1,386,396
Washington (State of); Series 2019 A, GO Bonds (d)	5.00%	08/01/2042	1,875	2,361,675
Washington (State of) (SR 520 Corridor Program –Toll Revenue); Series 2011 C, GO Bonds (d)	5.00%	06/01/2033	1,500	1,560,915
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,175	1,266,204
Series 2018, RB (d)(k)	5.00%	07/01/2048	4,190	4,502,490
Series 2018, RB	5.00%	07/01/2048	840	890,694
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB (d)(k)	5.00%	08/01/2044	3,635	4,071,927
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (d)	5.00%	02/01/2041	2,325	2,398,214
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (h)(i)	6.25%	05/15/2021	1,025	1,083,794
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2046	1,250	1,291,962
Washington (State of) Tobacco Settlement Authority;
Series 2013, Ref. RB	5.25%	06/01/2031	595	595,357
Series 2013, Ref. RB	5.25%	06/01/2033	1,000	1,026,210
				30,634,071
West Virginia–0.21%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (e)	7.50%	06/01/2043	830	816,703
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB (c)	6.00%	10/01/2020	$ 475	$ 213,750
Series 2008, RB (c)	6.25%	10/01/2023	1,100	495,000
				1,525,453
Wisconsin–2.25%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (e)	6.75%	08/01/2031	915	792,555
Series 2017, RB (e)	6.75%	12/01/2042	2,135	1,862,510
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB (d)	5.00%	03/01/2046	3,735	4,267,088
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (e)	5.13%	06/15/2039	625	556,912
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB (f)	5.38%	11/01/2021	450	451,724
Series 2007 B, RB (f)	5.75%	11/01/2037	410	411,587
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Alliance); Series 2013, RB	4.00%	11/15/2043	2,375	2,645,892
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.38%	01/01/2048	650	536,250
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,675	1,772,435
Series 2018 A, RB	5.35%	12/01/2045	1,675	1,765,500
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	901,276
				15,963,729
Wyoming–0.37%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(b)(d)	5.00%	01/01/2047	2,205	2,611,977
TOTAL INVESTMENTS IN SECURITIES(p)–164.83% (Cost $1,118,539,746)					1,170,833,392
FLOATING RATE NOTE OBLIGATIONS–(28.65)%
Notes with interest and fee rates ranging from 0.52% to 1.21% at 05/31/2020 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(q)					(203,485,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(37.00)%					(262,795,217)
OTHER ASSETS LESS LIABILITIES–0.82%					5,753,161
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$710,306,336
Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $5,321,838, which represented less than 1% of the Trust’s Net Assets.
(d)	Underlying security related to TOB Trusts entered into by the Trust.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $36,909,781, which represented 5.20% of the Trust’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $35,636,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Security subject to crossover refunding.
(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2020. At May 31, 2020, the Trust’s investments with a value of $325,021,032 are held by TOB Trusts and serve as collateral for the $203,485,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	107	September-2020	$(14,879,688)	$(20,063)	$(20,063)

(a)	Futures contracts collateralized by $390,000 cash held with Goldman Sachs & Co., the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,169,984,454	$848,938	$1,170,833,392
Other Investments - Assets*
Investments Matured	—	—	147,300	147,300
Other Investments - Liabilities*
Futures Contracts	(20,063)	—	—	(20,063)
Total Investments	$(20,063)	$1,169,984,454	$996,238	$1,170,960,629

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
NOTE 2— Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Municipal Trust